Investment Strategy	May 13, 2026
EA Bridgeway Aggressive Investors ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. The Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”), selects stocks for the Fund using a statistical approach to identify stocks with a lower probability of price decline over the long term, though the stock price may be more volatile in the short-term. The Sub-Adviser generally selects companies to provide strong portfolio exposure to Quality (e.g., high profit margins and stable earnings), Value (e.g., low valuation multiples), and Sentiment (e.g., positive estimate revisions or price momentum) factors. The Fund may also use aggressive investment techniques such as:
•investing up to 10% of its total assets in a single company,
•investing in foreign companies (i.e., companies based in a country other than the United States or that derive a majority of their revenue from activities outside of the United States), and
•short-term trading (buying and selling the same security in less than a three month timeframe).
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
EA Bridgeway Select Small-Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in small-cap companies. For purposes of the Fund’s 80% policy, the Fund defines “small-cap companies” as companies with a market capitalization of less than $15 billion at the time of purchase. Generally, the Fund expects to invest in small-cap companies that the Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”), determines are in the lowest 10% of total market capitalization or smaller than the 1,000th largest U.S. company when ranking these stocks in order of market capitalization.
The Sub-Adviser selects stocks within the small-cap value category for the Fund using a statistical approach. Value stocks are those the Sub-Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. The Sub-Adviser generally selects companies to provide strong portfolio exposure to Quality (e.g., high profit margins and stable earnings), Value (e.g., low valuation multiples), and Sentiment (e.g., positive estimate revisions or price momentum) factors.
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in small-cap companies.
EA Bridgeway Ultra-Small Company Market ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a portfolio of common stocks of ultra-small companies selected by the Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small companies. For purposes of the Fund’s 80% policy, the Fund considers ultra-small companies to be those with a market capitalization of less than $1 billion at the time of purchase.
The Sub-Adviser generally seeks to construct a portfolio with similar sector and size composition as the universe of the smallest 10% of U.S.-listed stocks. However, the Sub-Adviser may exclude companies that it views as likely to underperform the ultra-small company market universe.
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser. ESG information for ultra-small companies may be limited, although the Sub-Adviser’s investment process incorporates this information when available.
Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small companies.